MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - Real Estate - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	$ 14,153		$ 11,344
Allowance for credit losses	(132)		(113)
Total, net of allowance	14,021		11,231
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	11,486		8,927
Allowance for credit losses	(112)	$ (89)	(99)	$ (140)	$ (158)	$ (149)
Total, net of allowance	11,374		8,828
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	2,667		2,417
Allowance for credit losses	$ (20)	$ (19)	$ (14)	$ (13)	$ (10)	$ (9)